Income Taxes - Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Unused tax credits
Financial Risk Management
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,560	$ 1,560
Unused operating loss carryforwards-statutory tax
Financial Risk Management
Deductible temporary differences for which no deferred tax asset is recognised	202,550	215,956
Unused operating loss carryforwards-undistributed earnings tax
Financial Risk Management
Deductible temporary differences for which no deferred tax asset is recognised	284,914	288,301
Others temporary difference [member]
Financial Risk Management
Deductible temporary differences for which no deferred tax asset is recognised	17,422	19,468
Total
Financial Risk Management
Deductible temporary differences for which no deferred tax asset is recognised	$ 506,446	$ 525,285